Condensed Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Income Statement [Abstract]
Total stock-based compensation	$ 2,762	$ 2,179	$ 5,109	$ 5,493